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                     U.S. SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2


1.   Name and address of issuer: Keystone Omega Fund
                                 200 Berkeley Street
                                 Boston, MA 02116

2. Name of each series or class of funds for which this notice is filed: Class A, Class B and Class C

3.   Investment Company Act File Number: 811-1600

     Securities Act File Number:  2-28183

4.   Last day of fiscal year for which this notice is filed: December 31, 1995

5. Check box if this notice is being filed for more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration: [ ].

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction a.6):

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year: -0-

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2: -0-


9.   Number and aggregate sale price of securities sold during the fiscal year:
               3,354,102
             $60,258,225

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:
               3,354,102
             $60,258,225

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see
     Instruction B.7):      780,113
                        $13,944,491

12.  Calculation of registration fee:

         (i)      Aggregate sale price of securities
                  sold during the fiscal year in
                  reliance on rule 24f-2
                  (from Item 10):                               $60,258,225

         (ii)     Aggregate price of shares issued
                  in connection with dividend
                  reinvestment plans (from Item 11,
                  if applicable):                              +$13,944,491

        (iii)     Aggregate price of shares redeemed
                  or repurchased during the fiscal
                  year (if applicable):                        -$33,138,623

         (iv)     Aggregate price of shares redeemed
                  or repurchased and previously
                  applied as a reduction to filing
                  fees pursuant to rule 24e-2
                  (if applicable):                                     +-0-

         (v)      Net aggregate price of securities
                  sold and issued during the fiscal year
                  in reliance on rule 24f-2 [line (i), plus
                  line (ii), less line (iii), plus line
                  (iv)] (if applicable):                        $41,064,093

         (vi)     Multiplier prescribed by
                  Section 6(b) of the Securities
                  Act of 1933 or other applicable
                  law or regulation
                  (see Instruction C.6):                           x1/2900

        (vii)     Fee due [line (i) or line (v)
                  multiplied by line (vi)]                         $14,160

INSTRUCTION:      Issuers should complete lines (ii), (iii), (iv), and
                  (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year (see
                  Instruction C.3.).

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a): [x].

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: January 25, 1996

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                                   SIGNATURES

         This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


         BY:       /s/ Melina M.T. Murphy
                  ------------------------------
                  (Name) Melina M. T. Murphy
                  (Title)  Assistant Vice President


         DATE:   January 25, 1996
                 -------------------------------


#10470315

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                                                         January 25, 1996



Keystone Omega Fund
200 Berkeley Street
Boston, Massachusetts  02116-5034


         RE: NOTICE PURSUANT TO RULE 24F-2 UNDER THE INVESTMENT COMPANY ACT OF 1940 ("1940 ACT")


Gentlemen:

     I am a Senior Vice President of and General Counsel to Keystone Investment Management Company (formerly named Custodian Funds, Inc.), investment adviser to Keystone Omega Fund (the "Fund"). You have asked for my opinion with respect to the issuance of 2,232,747 additional shares of the Fund under the Fund's Declaration of Trust and pursuant to the Fund's indefinite registration of such shares under Rule 24f-2 under the 1940 Act. The Fund is filing its Rule 24f-2 Notice to which this opinion is appended to make the issuance of such shares definite in number for its fiscal year ended December 31, 1995.

         To my knowledge, a Prospectus is on file with the Securities and Exchange Commission as part of Post-Effective Amendment No. 25 to the Fund's Registration Statement covering the public offering and sale of the Fund's shares for the period during which such shares were issued.

         In my opinion, such shares, if issued and sold in accordance with the Fund's Declaration of Trust, By-Laws, as amended ("By-Laws"), and offering Prospectus, were legally issued, fully paid, and nonassessable by the Fund, entitling the holders thereof to the rights set forth in the Articles of Incorporation and By-Laws and subject to the limitations stated therein.

  My opinion is based upon my examination of the Declaration of Trust; a review of the minutes of the Fund's Board of Trustees authorizing the registration of shares pursuant to Rule 24f-2 under the 1940 Act and the issuance of such additional shares; and the Fund's Prospectus. In my examination of such documents, I have assumed the genuineness of all signatures and the conformity of copies to originals.

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Securities and Exchange Commission
January 25, 1996
Page 2


     I hereby consent to the use of this opinion in connection with the Fund's Rule 24f-2 Notice making definite the number of such additional shares issued.


                                               Sincerely yours,

                                               /s/ Rosemary D. Van Antwerp

                                               Rosemary D. Van Antwerp
                                               Senior Vice President and
                                               General Counsel